OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES.
Schedule of other receivables

	As of December 31,
	2023	2022
Shanghai Changda	$—	$6,858
Anhui Xin Jieying	—	1,990
Total	$—	$8,848